INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

The components of income (loss) before income taxes, equity in net loss (income) of equity method investee and non-controlling interest are as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$(3,659)	$(3,182)	$(522)
Foreign	8,661	1,703	1,310
	$5,002	$(1,479)	$788

Schedule of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2011	2012	2013

Current tax	$451	$318	$129
Deferred tax	428	454	274
	$879	$772	$403

Schedule of Deferred Tax Assets and Liabilities

The Group's deferred tax assets and liabilities as at December 31, 2012 and 2013 are attributable to the following:

	At December 31,
	2012	2013
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$28	$30
- Accrued bonus	261	165
- Other	172	238
Tax losses	3,535	5,217
Depreciation and amortization	123	82
Total deferred tax assets	$4,119	$5,732
Valuation allowance	(3,535)	(5,217)
Deferred tax assets	584	515

Interest income taxable for tax purpose in future years	(534)	(343)
Deferred tax liability arising from withholding tax on undistributed profits	(3,189)	(3,589)
Total deferred tax liabilities	(3,723)	(3,932)
Deferred tax liabilities, net	$(3,139)	$(3,417)

Schedule of Deferred Tax Balances

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2012	2013
Deferred tax assets
Current	$504	$416
Non-current	80	99
	$584	$515
Deferred tax liabilities
Current	$(534)	$(343)
Non-current	(3,189)	(3,589)
	(3,723)	(3,932)
Deferred tax liabilities, net	$(3,139)	$(3,417)

Schedule of Valuation Allowance on Deferred Assets	Movement of valuation allowance:
	2011	2012	2013

At the beginning of the year	$1,002	$1,912	$3,535
Change for the year	910	1,623	1,682
At the end of the year	$1,912	$3,535	$5,217

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to income (loss) before income taxes, equity in net loss (income) of equity method investees and non-controlling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2011	2012	2013

PRC tax rate	25%	25%	25%
Tax provision (credit) at PRC enterprise income tax rate	$1,251	$(370)	$197
Expenses not deductible for tax purpose	717	1,224	403
Share-based compensation not deductible for tax purpose	420	366	123
Income not taxable for tax purposes	(706)	(599)	(1,005)
Net change in valuation allowance	910	1,623	1,682
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(1,081)	(911)	(930)
Effect of the different income tax rates in other jurisdictions	(34)	21	204
Effect of withholding tax on undistributed earnings	554	349	400
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	150	150	-
Utilization of tax loss previously not recognized	(1,053)	(979)	(685)
Overprovision in prior year	(236)	(81)	(78)
Others	(13)	(21)	92
Income tax expense	$879	$772	$403